Form N-1A Supplement	May 31, 2026
Rainwater Equity ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
Rainwater Equity ETF (RW)
(the “Fund”)
July 17, 2026
Supplement to the Summary Prospectus, Prospectus,
and Statement of Additional Information (“SAI”),
each dated May 31, 2026

Effective July 20, 2026, the Fund’s management fee is being reduced to an annual rate of 0.93% of its average daily net assets.
The “Annual Fund Operating Expenses” table included in the “Fees and Expenses” section of the Summary Prospectus and Prospectus is deleted in its entirety and replaced as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Management Fee[1]	0.93%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.00%
Acquired Fund Fees and Expenses[2]	0.02%
Total Annual Fund Operating Expenses	0.95%
[1]Restated to reflect current fees.
[2]Acquired Fund Fees and Expenses (“AFFE”) are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies.
The “Example” section in the Fund’s Summary Prospectus and Prospectus is deleted in its entirety and replaced with the following:
EXAMPLE
The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The example assumes that you invest $10,000 for the time periods indicated and then hold or sell all of your Shares at the end of those periods. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. You may also pay brokerage commissions on the purchase and sale of Shares, which are not reflected in the example. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

One Year:	Three Years:	Five Years:	Ten Years:
$97	$303	$525	$1,166
Also effective July 20, 2026, the fee that the Adviser pays the Sub-Adviser for its services, which is calculated daily and paid monthly, will be an annual rate of 0.80% of the Fund’s average daily net assets. References to this sub-advisory fee in the Prospectus and SAI are updated accordingly.

Please retain this Supplement for future reference.